RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - Golar LNG Limited - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Distributions to Golar	$ 8,897	$ (19,291)	$ (42,842)
Receivables (payables) from related parties	804	5,098
Management and Administrative Service Fees
Related Party Transaction [Line Items]
Management and administrative service fees	(8,525)	(9,645)	(9,809)
Ship Management Fees
Related Party Transaction [Line Items]
Fees and expenses	(5,263)	(4,460)	(5,200)
Interest Income on Short-term Loans
Related Party Transaction [Line Items]
Fees and expenses	(317)	(109)	0
Deposit Paid
Related Party Transaction [Line Items]
Interest income	0	0	$ 4,779
Balances Due from Golar and its Affiliates
Related Party Transaction [Line Items]
Receivables (payables) from related parties	1,164	2,845
Methane Princess Lease Security Deposit Movements
Related Party Transaction [Line Items]
Receivables (payables) from related parties	$ (360)	$ 2,253